Segment reporting	6 Months Ended
Jun. 30, 2018
Operating Segments [Abstract]
Segment reporting
Segment reporting

The Chief Operating Decision Maker (“CODM”) of the Company considers there to be one reporting and operating segment, being “Frozen Foods” and is reflected in the segment presentation below for the periods presented.

		For the three months ended June 30,		For the six months ended June 30,
		2018	2017	2018	2017
	Note	€m	€m	€m	€m
Profit for the period		31.0	19.3	93.4	67.3
Taxation		10.7	5.9	29.2	17.1
Net financing costs		17.9	32.3	24.0	48.4
Depreciation		9.5	8.1	18.0	18.0
Amortization		1.7	1.4	3.2	3.8
EBITDA		70.8	67.0	167.8	154.6
Acquisition purchase price adjustments		2.1	—	2.1	—
Exceptional items	6	6.1	11.5	7.6	11.4
Other adjustments		9.9	0.8	14.6	2.1
Adjusted EBITDA		88.9	79.3	192.1	168.1

Other adjustments include the elimination of share-based payment charges of €4.2 million for the three months ended June 30, 2018 (2017: €0.8 million) and €6.4 million for the six months ended June 30, 2018 (2017: €2.1 million), as well as the elimination of M&A related investigation costs, professional fees, transaction costs, purchase accounting related valuations and post-close transaction costs of €5.7 million for the three months ended June 30, 2018 (2017: nil) and €8.2 million for the six months ended June 30, 2018 (2017: nil). Nomad excludes these costs because we do not believe they are indicative of our normal operating costs, can vary significantly in amount and frequency, and are unrelated to our underlying operating performance.

Acquisition purchase price adjustments relate to the non-cash fair value uplift of inventory on the acquisition of Goodfella’s Pizza.

No information on segment assets or liabilities is presented to the CODM.
External revenue by geography

	For the three months ended June 30,		For the six months ended June 30,
	2018	2017	2018	2017
	€m	€m	€m	€m
United Kingdom	129.4	105.6	239.3	211.8
Italy	83.6	82.9	198.6	193.3
Germany	66.9	65.1	155.0	147.7
France	41.8	40.1	85.8	83.6
Sweden	45.0	49.5	94.5	106.7
Norway	28.4	26.8	59.4	59.5
Austria	20.9	22.0	50.4	48.2
Spain	18.4	20.3	38.1	41.1
Rest of Europe	53.8	45.8	106.3	97.5
Total external revenue by geography	488.2	458.1	1,027.4	989.4